Earnings Per Share - Basic and Diluted Income (Loss) Per Common Share (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net income (loss)	$ 1,001		$ (2,870)		$ (10,681)	$ (1,094)	$ 595
Weighted average common shares outstanding, basic	12,215,849	[1]	9,707,817	[1]	10,692,090	9,691,998	9,625,059
Weighted average common shares outstanding, diluted	12,215,849	[1]	9,707,817	[1]	10,692,090	9,691,998	9,625,059
Earnings (loss) per common share, basic	$ 0.08		$ (0.3)		$ (1)	$ (0.11)	$ 0.06
Earnings (loss) per common share, diluted	$ 0.08		$ (0.3)		$ (1)	$ (0.11)	$ 0.06

[1]	The non-vested shares of the restricted stock units and stock options were anti-dilutive as of March 31, 2023 and 2022. Therefore, the basic and diluted weighted average common shares are equal for the three months ended March 31, 2023 and 2022.